Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 – Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land use rights. The following table summarizes the components of acquired intangible asset balances as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Licensed software	$2,822,063	$1,289,897
Capitalized development costs	3,932,617	1,929,767
Platform system	43,831	41,081
Land use rights*	435,315	411,307
Less: accumulated amortization	(1,986,074)	(1,473,622)
Intangible assets, net	$5,247,752	$2,198,430

*On June 3, 2015, Infobird Guiyang signed a cloud computing development agreement with the local Guiyang government to promote development of the local cloud computing industry. See construction in progress in Note 5. The Company obtained land use rights in Guiyang, China for 9,760.8 square meters of land for approximately $4.7 million (RMB 32,532,746) through public bidding. The land is for building of technology related infrastructure only. In return, the Guiyang government will subsidize the cost of land through a form of cash grant in the amount of approximately $4.5 million (RMB 31,068,626). The Company received such grant in 2015. The grant was given to promote the local cloud computing industry, there are no services to perform on the part of the Company and the grant was given without restriction. The only condition is that the land use right acquired was to be used for the cloud computing industry only. The Company recorded the grant as a reduction of the related land use rights.

Amortization expense for the years ended December 31, 2020, 2019, and 2018 amounted to $397,744, $84,068, and $228,604, respectively.

Amortization expense of capitalized development costs was $361,353, $77,119, and $0 during the years ended December 31, 2020, 2019, and 2018, respectively. The carrying value of capitalized development costs at December 31, 2020, 2019, and 2018 was $3,468,617, $1,852,648, and $456,199, respectively. No impairment of capitalized development costs were recognized as of December 31, 2020, 2019.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense

2021	$1,091,791
2022	1,091,791
2023	1,089,615
2024	991,361
2025	734,608
Thereafter	248,586
Total	$5,247,752